Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Feb. 28, 2019
Entity Registrant Name	Aspiriant Trust
Entity Central Index Key	0001534881
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 08, 2019
Document Effective Date	Nov. 08, 2019
Prospectus Date	Jul. 01, 2019